Loan ID	Redaction ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
XXXX	665918	XXXX	A	A	A	A	A	A	A	A							A	A									XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	689673	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1199	2025-07-23 13:00	2025-08-12 16:46	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Loan Amount is greater than Guideline Maximum Loan Amount
Waived-Originator exception granted to allow loan amount. Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-08/12/2025
Ready for Review-Document Uploaded. Please find the exception for exceeding the loan amount.  - Seller-08/08/2025
Counter-XXXX is < the loan amount. Finding remains. - Due Diligence Vendor-08/06/2025
Ready for Review-Document Uploaded. • LTV 70% (below guideline requirement)
• Purchased XXXX+ repairs of XXXX+ closing cost  XXXX = XXXX the low LTV with the above repairs was approved please clear findings.  - Seller-08/04/2025
Open-Audited Loan Amount is greater than the Guideline Maximum Loan Amount of XXXX Based on ownership of less than 6 months. If the property is vacant, the loan amount will be limited to the purchase price plus documented improvements and new loan fees.
 - Due Diligence Vendor-07/23/2025
																							Ready for Review-Document Uploaded. Please find the exception for exceeding the loan amount. - Seller-08/08/2025 Ready for Review-Document Uploaded. • LTV 70% (below guideline requirement) • Purchased XXXX+ repairs o XXXX closing cost XXXX = XXXX the low LTV with the above repairs was approved please clear findings. - Seller-08/04/2025	Waived-Originator exception granted to allow loan amount. Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-08/12/2025	Months Reserves exceed minimum required - 34.17 months reserves exceed required 6 by 28.17 months LTV is less than guideline maximum - LTV 70% is lower than maximum 75%	LTV 70% FICO: 767	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	No	4921267
XXXX	689673	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE0113	2025-07-23 12:39	2025-08-01 14:40	Resolved	1 - Information	C	A	Credit	Eligibility	Property/Appraisal General (Credit)	Resolved-Received confirmation stove installed. - Due Diligence Vendor-08/01/2025 Ready for Review-Document Uploaded. stove is not necessary for guides but a stove was installed. please clear. - Seller-07/31/2025 Open-Kitchen is missing a stove - Due Diligence Vendor-07/23/2025	Ready for Review-Document Uploaded. stove is not necessary for guides but a stove was installed. please clear. - Seller-07/31/2025	Resolved-Received confirmation stove installed. - Due Diligence Vendor-08/01/2025	Months Reserves exceed minimum required - 34.17 months reserves exceed required 6 by 28.17 months LTV is less than guideline maximum - LTV 70% is lower than maximum 75%		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	4920901
XXXX	724312	XXXX	D	B	D	A	A	A	D	B	Closed	FCRE7347	2025-08-18 15:22	2025-08-22 10:20	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lease Agreement
Resolved-Received lease and LOE on month to month.   - Due Diligence Vendor-08/22/2025
Ready for Review-Document Uploaded. Uploaded 2nd lease for this 2-unit property at XXXX. This is the lease for unit XX with a monthly rent of XXXX. The other lease in file for this property shows monthly lease of XXXX total XXXX.  - Seller-08/21/2025
Counter-Received LOE of month to month lease-please provide copy of lease for property XXXX supporting rental income considered-must meet guidelines XXXX.  - Due Diligence Vendor-08/20/2025
Ready for Review-Document Uploaded. The borrower provided a LOE stating that his tenants automatically go into a month-to-month agreement unless there are occupant or rent changes. Uploaded  - Seller-08/19/2025
Open-Missing all leases for property XX. - Due Diligence Vendor-08/18/2025
																							Ready for Review-Document Uploaded. Uploaded 2nd lease for this 2-unit property at XXXX. This is the lease for unit XX with a monthly rent of XXXX. The other lease in file for this property shows monthly lease of XXXX total XXXX. - Seller-08/21/2025 Ready for Review-Document Uploaded. The borrower provided a LOE stating that his tenants automatically go into a month-to-month agreement unless there are occupant or rent changes. Uploaded - Seller-08/19/2025	Resolved-Received lease and LOE on month to month. - Due Diligence Vendor-08/22/2025	Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO 779 is more than 20 points higher than the guideline min of 660. Qualifying DTI below maximum allowed - Qualifying DTI 45.85 is less than the guideline max of 50.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5218392
XXXX	724312	XXXX	D	B	D	A	A	A	D	B	Closed	FPRO1253	2025-08-18 15:18	2025-08-22 10:17	Waived	2 - Non-Material	D	B	Property	Missing Doc	Secondary Valuation or Additional Valuation has not been entered per securitization requirements
Waived-Originator provided a waiver for secondary valuation XXXX Short form desk review by licensed appraiser, applied to non material finding with comp factors  - Due Diligence Vendor-08/22/2025
Ready for Review-Document Uploaded. Uploaded PC Exception regarding desk review - Seller-08/21/2025
Counter-Received Appraisal Review Form 2006-please provide review product meeting requirements of guidelines XXXX - Due Diligence Vendor-08/20/2025
Counter-Short Form Desk Review provided is not from an approved vendor.  Finding remains. - Due Diligence Vendor-08/20/2025
Ready for Review-Field Review uploaded - Due Diligence Vendor-08/19/2025
Open-Both CU & LPA scores >2.5 at 5 each Desk review or higher waterfall valuation required - Due Diligence Vendor-08/18/2025
																							Ready for Review-Document Uploaded. Uploaded PC Exception regarding desk review - Seller-08/21/2025	Waived-Originator provided a waiver for secondary valuation XXXX Short form desk review by licensed appraiser, applied to non material finding with comp factors - Due Diligence Vendor-08/22/2025	Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO 779 is more than 20 points higher than the guideline min of 660. Qualifying DTI below maximum allowed - Qualifying DTI 45.85 is less than the guideline max of 50.	Experienced Investor Long term employment verified Fico: 10 points above minimum	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	5218314
XXXX	732273	XXXX	A	A	A	A	A	A	A	A							A	A									XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	741092	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE3599	2025-08-28 10:42	2025-08-29 13:55	Waived	2 - Non-Material	C	B	Credit	Eligibility	Borrower owns more financed properties than allowed per guidelines	Waived-Originator exception granted, waiver applied with comp factors. for investor exposure - Due Diligence Vendor-08/29/2025 Open-XX properties for the same borrower. An exception was provided. - Due Diligence Vendor-08/28/2025		Waived-Originator exception granted, waiver applied with comp factors. for investor exposure - Due Diligence Vendor-08/29/2025	Months Reserves exceed minimum required - > 47 months available vs. 12 months required (units are vacant) DSCR % greater than 1.20 - 1.414	Experienced investor No mortgage lates 729 FICO	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	5346541
XXXX	748090	XXXX	C	B	C	B	C	A	A	A	Closed	FCRE1506	2025-09-04 16:40	2025-09-10 12:46	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending
Resolved-The Final Reviewed QM Status is acceptable or the loan is a Business Purpose loan. - Due Diligence Vendor-09/10/2025
Ready for Review-Document Uploaded. Uploaded the updated 1008 and 1003 and PC exception.  Per UW the payment was not entered primary payment area even though it was in liabilities it doesn’t pick up there. - Seller-09/09/2025
Counter-HELOC agreement and documentation to support the initial Draw provided, however guidelines require the HELOC to be calculated at the maximum available line amount while in the draw period. Finding remains.
 - Due Diligence Vendor-09/09/2025
Ready for Review-Document Uploaded. Document Uploaded. The borrower just obtained the heloc on XXXX and initial draw was XXXX - per terms in file interest only payment with rate of 8.25%. Our payment is higher calculated at 9.5% and borrowers qualify with this payment. All docs included in original upload, reuploaded. The 1008 also shows this was counted. - Seller-09/05/2025
Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Audited DTI of 52.83% exceeds Guideline DTI of 50% Per the 1008, the Lender did not include the new HELOC payment into the DTI. - Due Diligence Vendor-09/04/2025

Ready for Review-Document Uploaded. Uploaded the updated 1008 and 1003 and PC exception.  Per UW the payment was not entered primary payment area even though it was in liabilities it doesn’t pick up there. - Seller-09/09/2025
 Ready for Review-Document Uploaded. Document Uploaded. The borrower just obtained the heloc on XXXX and initial draw was XXXX - per terms in file interest only payment with rate of 8.25%. Our payment is higher calculated at 9.5% and borrowers qualify with this payment. All docs included in original upload, reuploaded. The 1008 also shows this was counted. - Seller-09/05/2025

																								Resolved-The Final Reviewed QM Status is acceptable or the loan is a Business Purpose loan. - Due Diligence Vendor-09/10/2025	Months Reserves exceed minimum required - >14 vs. 6 required Qualifying FICO score is at least 20 points above minimum for program - 750 vs. min FICO 680		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Second Home	Purchase	NA	N/A	N/A	5417318
XXXX	748090	XXXX	C	B	C	B	C	A	A	A	Closed	FCRE1193	2025-09-04 11:02	2025-09-10 12:45	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited DTI Exceeds Guideline DTI
Waived-Originator provided a waiver for DTI 52%>50%,  applied to non material finding with comp factors  - Due Diligence Vendor-09/10/2025
Ready for Review-Document Uploaded. Uploaded the updated 1008 and 1003 and PC exception.  Per UW the payment was not entered primary payment area even though it was in liabilities it doesn’t pick up there. - Seller-09/09/2025
Counter-HELOC agreement and documentation to support the initial Draw provided, however guidelines require the HELOC to be calculated at the maximum available line amount while in the draw period.  Finding remains. - Due Diligence Vendor-09/09/2025
Ready for Review-Document Uploaded. The borrower just obtained the heloc on XXXX and initial draw was XXXX - per terms in file interest only payment with rate of 8.25%. Our payment is higher calculated at 9.5% and borrowers qualify with this payment.  All docs included in original upload, reuploaded.  The 1008 also shows this was counted.  - Seller-09/05/2025
Open-Audited DTI of 52.83% exceeds Guideline DTI of 50% Per the 1008, the Lender did not include the new HELOC payment into the DTI. - Due Diligence Vendor-09/04/2025
																							Ready for Review-Document Uploaded. Uploaded the updated 1008 and 1003 and PC exception. Per UW the payment was not entered primary payment area even though it was in liabilities it doesn’t pick up there. - Seller-09/09/2025 Ready for Review-Document Uploaded. The borrower just obtained the heloc on XXXX and initial draw was XXXX - per terms in file interest only payment with rate of 8.25%. Our payment is higher calculated at 9.5% and borrowers qualify with this payment. All docs included in original upload, reuploaded. The 1008 also shows this was counted. - Seller-09/05/2025	Waived-Originator provided a waiver for DTI 52%>50%, applied to non material finding with comp factors - Due Diligence Vendor-09/10/2025	Months Reserves exceed minimum required - >14 vs. 6 required Qualifying FICO score is at least 20 points above minimum for program - 750 vs. min FICO 680	Reserves: 12+ months verified Fico: >10+ points above requirement Long term employment verified.	XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Second Home	Purchase	NA	Originator Post-Close	Yes	5409638
XXXX	748090	XXXX	C	B	C	B	C	A	A	A	Closed	finding-3634	2025-09-03 11:31	2025-09-08 11:49	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test
Resolved-Received COC for increase of loan amount points. - Due Diligence Vendor-09/08/2025
Ready for Review-Document Uploaded. XXXX COC for DTI increase, change in pricing - Seller-09/05/2025
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ------Zero (0%) tolerance fees increased by XXXX (Points - Loan Discount Fee) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of XXXX, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations 1 Year - Expiration Date XXXX. - Due Diligence Vendor-09/03/2025
																							Ready for Review-Document Uploaded. XXXX COC for DTI increase, change in pricing - Seller-09/05/2025	Resolved-Received COC for increase of loan amount points. - Due Diligence Vendor-09/08/2025	Months Reserves exceed minimum required - >14 vs. 6 required Qualifying FICO score is at least 20 points above minimum for program - 750 vs. min FICO 680		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Second Home	Purchase	NA	N/A	N/A	5394411
XXXX	754669	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1194	2025-09-08 17:20	2025-09-09 17:20	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Originator exception granted, waiver applied with comp factors. deemed non material due to rate term refinance. - Due Diligence Vendor-01/28/2026 Open-Audited LTV of 80% exceeds Guideline LTV of 75% 75% max LTV non-occupying co-borrower. 1008 states an exception was granted. - Due Diligence Vendor-09/09/2025		Waived-Originator exception granted, waiver applied with comp factors. deemed non material due to rate term refinance. - Due Diligence Vendor-01/28/2026	Months Reserves exceed minimum required - >26 months available vs. 6 months required Qualifying DTI below maximum allowed - 42.21% vs. max 50%		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	Yes	5457547
XXXX	764459	XXXX	A	A	A	A	A	A	A	A							A	A									XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA
XXXX	774601	XXXX	A	A	A	A	A	A	A	A							A	A									XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	774602	XXXX	A	A	A	A	A	A	A	A							A	A									XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	774898	XXXX	A	A	A	A	A	A	A	A							A	A									XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	775578	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1440	2025-09-22 11:09	2025-09-26 09:55	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received 12 month payment history. - Due Diligence Vendor-09/25/2025 Ready for Review-Document Uploaded. REO XXXX is paid by the business - please see attached and these are in the file as well. - Buyer-09/24/2025 Open-Housing History Does Not Meet Guideline Requirements- Missing 12 months housing history not reported on credit report for REO XX borrower 1. - Due Diligence Vendor-09/22/2025		Resolved-Received 12 month payment history. - Due Diligence Vendor-09/25/2025	LTV is less than guideline maximum - qualifying LTV 75% ; max 80%. Qualifying FICO score is at least 20 points above minimum for program - Qualifying score 808 minimum score 700.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	5618120
XXXX	775578	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE7497	2025-09-22 11:38	2025-09-24 16:41	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received HOA verification. - Due Diligence Vendor-09/24/2025 Ready for Review-Document Uploaded. Please see attached.. All properties are SFRs - there are no HOA fees. - Buyer-09/23/2025 Open-Missing HOA if any on all properties XXXX. - Due Diligence Vendor-09/22/2025		Resolved-Received HOA verification. - Due Diligence Vendor-09/24/2025	LTV is less than guideline maximum - qualifying LTV 75% ; max 80%. Qualifying FICO score is at least 20 points above minimum for program - Qualifying score 808 minimum score 700.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	5619591
XXXX	775579	XXXX	A	A	A	A	A	A	A	A							A	A									XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	778760	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE0970	2025-09-26 09:49	2025-09-30 11:53	Resolved	1 - Information	C	A	Credit	Eligibility	Appraisal has issues (credit)
Resolved-Revised appraisal received confirming CO and smoke detectors. - Due Diligence Vendor-09/30/2025
Ready for Review-Document Uploaded. Please see attached revised appraial  - Buyer-09/30/2025
Counter-There are no pictures of the smoke detectors and the appraiser did not address.  In XXXX battery-operated smoke alarms must be powered by 10-year sealed batteries.  - Due Diligence Vendor-09/29/2025
Ready for Review-Please advise what’s trigger the below requirements , since the appraisal doesn’t show anything related , also this is the first time to get that.  - Buyer-09/26/2025
Open-Originator to provide certification that the subject property meets state smoke and carbon monoxide requirements.   - Due Diligence Vendor-09/26/2025
																								Resolved-Revised appraisal received confirming CO and smoke detectors. - Due Diligence Vendor-09/30/2025	Qualifying FICO score is at least 20 points above minimum for program - FICO 791. Min FICO required 700. Months Reserves exceed minimum required - 47.58 months reserves. Guidelines require 3 months reserves.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	5683635
XXXX	778761	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1194	2025-09-26 10:59	2025-10-02 10:12	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV
Waived-Originator provided a waiver for a 5% LTV finding, applied to non material finding with comp factors
Cash-Out Refi payments reduced by a min. of 20% or XXXX - Due Diligence Vendor-10/02/2025
Ready for Review-Document Uploaded. Please see attached exception approval - Buyer-09/30/2025
Counter-Payment history provided, please provide 2 months proof of receipt of rents.  - Due Diligence Vendor-09/29/2025
Ready for Review-Document Uploaded. Please see attached  - Buyer-09/26/2025
Open-Audited LTV of 75% exceeds Guideline LTV of 70% Leases are month to month, missing 2 months proof of receipt of rents resulting in the maximum LTV of 70%, subject LTV is 75%. - Due Diligence Vendor-09/26/2025
																								Waived-Originator provided a waiver for a 5% LTV finding, applied to non material finding with comp factors Cash-Out Refi payments reduced by a min. of 20% or XXXX - Due Diligence Vendor-10/02/2025	Months Reserves exceed minimum required - 12.67 months reserves. Guidelines require 6 months. Qualifying FICO score is at least 20 points above minimum for program - FICO 740. Guideline min FICO 700.	FICO score above program min. by 20 points or higher Reserves exceed requirement by 6 months or more	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	No	5684953
XXXX	780179	XXXX	C	A	C	A	A	A	C	A	Closed	FCRE1510	2025-09-26 19:25	2025-09-29 17:18	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Legal description provided. - Due Diligence Vendor-09/29/2025 Ready for Review-Document Uploaded. Please see attached - Buyer-09/29/2025 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing attached legal description for recording purposes. - Due Diligence Vendor-09/26/2025		Resolved-Legal description provided. - Due Diligence Vendor-09/29/2025	Qualifying FICO score is at least 20 points above minimum for program - FICO 785. Min FICO required 680. Months Reserves exceed minimum required - Borrower has 11.2 months reserves. Guidelines require 3 months.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	5693408
XXXX	780179	XXXX	C	A	C	A	A	A	C	A	Closed	FPRO0025	2025-09-26 20:12	2025-09-29 17:15	Resolved	1 - Information	C	A	Property	Property Issue	Smoke Detector/Carbon Monoxide detector has issues
Resolved-The state requires a CO alarm in the home, the appraiser confirmed the property has a CO alarm. - Due Diligence Vendor-09/29/2025
Ready for Review-Document Uploaded. Please see attached the XXXX guidelines for smoke detectors from their website.  This is not a multi-unit, if it were a multi-unit, then one would be required on every floor. Please advise , - Buyer-09/29/2025
Ready for Review-This is a new requirements and it is not an issue with any of our investor. Please waive and will make sure to have it in the future files. - Buyer-09/29/2025
Open-Per appraiser, second floor, third floor and basement appear to have only smoke detectors are in need of CO detectors as well. Bedrooms did not have smoke detectors as required by state/local codes. - Due Diligence Vendor-09/27/2025
																								Resolved-The state requires alarm in the home, the appraiser confirmed the property has a CO alarm. - Due Diligence Vendor-09/29/2025	Qualifying FICO score is at least 20 points above minimum for program - FICO 785. Min FICO required 680. Months Reserves exceed minimum required - Borrower has 11.2 months reserves. Guidelines require 3 months.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	5693697
XXXX	782695	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1510	2025-09-26 13:35	2025-09-30 16:48	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received recorded DOT including Exhibit A and applicable riders. - Due Diligence Vendor-09/30/2025 Ready for Review-Document Uploaded. PLease see also attacehd a copy of the Recorded with the legal description - Buyer-09/29/2025 Ready for Review-Document Uploaded. Please see attached - Buyer-09/29/2025 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. -----Legal Description missing from DOT. - Due Diligence Vendor-09/26/2025		Resolved-Received recorded DOT including Exhibit A and applicable riders. - Due Diligence Vendor-09/30/2025	LTV is less than guideline maximum - LTV = 75% - Max LTV = 80% Months Reserves exceed minimum required - Reserves = 14.8 months – Required Reserves = 6 Months		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	5688786
XXXX	783882	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1500	2025-09-29 18:26	2025-09-29 18:32	Resolved	1 - Information	C	A	Credit	QM-ATR	ATR: Not All Liabilities, Including Alimony and Child Support, in DTI Ratio	Resolved-Invalid condition - Due Diligence Vendor-09/29/2025		Resolved-Invalid condition - Due Diligence Vendor-09/29/2025	LTV is less than guideline maximum - Qualifying LTV IS 61.63%, guidelines maximum allowed 75% Qualifying DTI below maximum allowed - Qualifying DTI is 30.37%, guidelines require up to 50%		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	5711106
XXXX	785139	XXXX	C	A	A	A	C	A	A	A	Closed	finding-3613	2025-09-29 13:30	2025-10-02 08:57	Resolved	1 - Information	C	A	Compliance	TRID	TRID Disclosure Delivery and Receipt Date Validation Test
Resolved-Initial LE XXXX signed XXXX was not received on same date as CD XXXX received XXXX  Finding resolved. - Due Diligence Vendor-10/02/2025
Ready for Review-Document Uploaded. Please see attached correct locked LE issued and signed on XXXX - Buyer-10/01/2025
Ready for Review-the correct CD has been requested from the team - Buyer-10/01/2025
Open-This loan failed the TRID disclosure delivery and receipt date validation test due to one of the following findings:The Revised Loan Estimate Receipt Date is before Revised Loan Estimate Delivery Date; orThe Initial Closing Disclosure Receipt Date is before Initial Closing Disclosure Delivery Date; orThe Revised Closing Disclosure Receipt Date is before Revised Closing Disclosure Delivery Date. -----Final LE XXXX and Initial CD XXXX are the same date. - Due Diligence Vendor-09/29/2025
																								Resolved-Initial LE XXXX signed XXXX was not received on same date as CD XXXX received XXXX. Finding resolved. - Due Diligence Vendor-10/02/2025	Months Reserves exceed minimum required - Reserves = 75.37 months – Required Reserves = 3 Months LTV is less than guideline maximum - LTV = 69.23% - Max LTV = 80%		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	5705787
XXXX	785140	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1199	2025-09-30 13:09	2025-10-03 15:51	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Loan Amount is greater than Guideline Maximum Loan Amount	Waived-Originator provided a waiver for loan amount, applied to non material finding with comp factors - Due Diligence Vendor-10/03/2025 Ready for Review-Document Uploaded. Please see attached - Buyer-10/02/2025 Open-Audited Loan Amount is greater than the Guideline Maximum Loan Amount of XXXX - Due Diligence Vendor-09/30/2025		Waived-Originator provided a waiver for loan amount, applied to non material finding with comp factors - Due Diligence Vendor-10/03/2025	Months Reserves exceed minimum required - Reserves = 8.28 months – Required Reserves = 6 Months Qualifying FICO score is at least 20 points above minimum for program - FICO = 803 Min FICO = 700	DTI below program maximum by 5% points or greater FICO score above program min. by 20 points or higher Rate and Term Refi payment reduction ≥ 10%	XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	No	5721433
XXXX	787567	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE8701	2025-10-01 14:24	2025-10-06 15:29	Resolved	1 - Information	C	A	Credit	Borrower	Business Entity Formation Document is Missing	Resolved-Received business documentation. - Due Diligence Vendor-10/06/2025 Ready for Review-Document Uploaded. please see attached all the required documents - Buyer-10/02/2025 Open-The Business Entity Formation Document is Missing. Investor to review and approve all Entity documentation. Business Entity Formation Document is Missing. - Due Diligence Vendor-10/01/2025		Resolved-Received business documentation. - Due Diligence Vendor-10/06/2025	LTV is less than guideline maximum - LTV 70% LTV. Allowed 80% Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score 781; guidelines require 700.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	5739351
XXXX	788064	XXXX	D	A	D	A	A	A	D	A	Closed	FPRO1253	2025-10-06 16:06	2025-10-29 14:52	Resolved	1 - Information	D	A	Property	Missing Doc	Secondary Valuation or Additional Valuation has not been entered per securitization requirements	Resolved-Secondary valuation provided supporting value. - Due Diligence Vendor-10/29/2025 Ready for Review-Document Uploaded. Please see attached - Buyer-10/29/2025 Open-Additional valuation product is required. Missing Secondary Valuation product. - Due Diligence Vendor-10/06/2025		Resolved-Secondary valuation provided supporting value. - Due Diligence Vendor-10/29/2025	Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score 730; guidelines require 640. DSCR % greater than 1.20 - DSCR 1.23.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	5792228
XXXX	788064	XXXX	D	A	D	A	A	A	D	A	Closed	FCRE7000	2025-09-30 10:38	2025-10-03 12:14	Resolved	1 - Information	D	A	Credit	Missing Doc	Required forms/disclosures missing
Resolved-After further review, the disbursement date is acceptable. - Due Diligence Vendor-10/03/2025
Ready for Review-Please also be advised that this file is funded on XXXX, as per the closind date on the final SS, and the XXXX is the printed date. Please review and  clear the condition .

 - Buyer-10/03/2025
Ready for Review-The interest charge is right the date must be a typo from escrow. - Buyer-10/03/2025
Open-------Per Master Final Settlement Statement interest begins accruing before disbursement date. Final Settlement Statement interest shows XXXX & disbursement date XXXX. - Due Diligence Vendor-09/30/2025
																								Resolved-After further review, the disbursement date is acceptable. - Due Diligence Vendor-10/03/2025	Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score 730; guidelines require 640. DSCR % greater than 1.20 - DSCR 1.23.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	5717455
XXXX	790835	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE3978	2025-10-06 08:57	2025-10-10 17:24	Waived	2 - Non-Material	D	B	Credit	Missing Doc	Missing Letter of Explanation (Credit)
Waived-Originator exception granted, waiver applied with comp factors. deemed non material as Renter last name is common and has been renting subject since XXXX
 - Due Diligence Vendor-10/10/2025
Ready for Review-Document Uploaded. Please see attached exception.  - Buyer-10/08/2025
Counter-Please provide an LOE from the borrower. - Due Diligence Vendor-10/07/2025
Ready for Review-XXXX is such a common last name and tenant been occupying property since XXXX – please waive the condition. - Buyer-10/06/2025
Open-Tenant has the same name as the borrower. Neither the Borrower(s) nor the borrower’s immediate family shall at any time occupy the property. - Due Diligence Vendor-10/06/2025
																								Waived-Originator exception granted, waiver applied with comp factors. deemed non material as Renter last name is common and has been renting subject since XXXX - Due Diligence Vendor-10/10/2025	Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score 722: guidelines require 660 Months Reserves exceed minimum required - 54.7 months reserves; guidelines require 3 months reserves	FICO 20 points or higher above required LTV >= 5% below required. DSCR > 1.25	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	5781050
XXXX	790835	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE0082	2025-10-06 08:42	2025-10-08 17:17	Resolved	1 - Information	C	A	Credit	Title	Vested Owner Signature Requirement Not met	Resolved-Received verification Item 4 will reflect the "erroneously" language. - Due Diligence Vendor-10/08/2025 Ready for Review-Document Uploaded. Please see attached. - Buyer-10/07/2025 Open-Vested Owner Signature Requirement Not met. Title company to confirm whether the "erroneously" verbiage showing on note and mortgage will appear on final title. - Due Diligence Vendor-10/06/2025		Resolved-Received verification Item 4 will reflect the "erroneously" language. - Due Diligence Vendor-10/08/2025	Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score 722: guidelines require 660 Months Reserves exceed minimum required - 54.7 months reserves; guidelines require 3 months reserves		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5780878
XXXX	793260	XXXX	D	B	D	A	C	B	A	A	Closed	FCRE1440	2025-10-06 11:49	2025-10-13 11:14	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements
Resolved-Rent free letter signed by the borrower father provided. - Due Diligence Vendor-10/13/2025

Ready for Review-Please be advised that the letter is signed by the father  - Seller-10/13/2025

Counter-Rent Free letters are required from the property owner. - Due Diligence Vendor-10/10/2025

Ready for Review-it is always from the borrower , why do we need another letter form the parent ,  - Buyer-10/09/2025

Counter-Rent free from the borrower provided, please provide the rent free letter from the parents - Due Diligence Vendor-10/08/2025

Ready for Review-Document Uploaded. Please see attached - Seller-10/06/2025

Open-Housing History Does Not Meet Guideline Requirements- Missing LOX living rent free letter for b1- has to come from parents current primary.  - Due Diligence Vendor-10/06/2025
																							Ready for Review-Please be advised that the letter is signed by the XXXX- Seller-10/13/2025 Ready for Review-Document Uploaded. Please see attached - Seller-10/06/2025	Resolved-Rent free letter signed by the borrower father provided. - Due Diligence Vendor-10/13/2025	Qualifying FICO score is at least 20 points above minimum for program - Qualifying score 680; minimum score 660. Qualifying DTI below maximum allowed - Qualifying DTI 31.47% ; max 45%.		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	5786027
XXXX	793260	XXXX	D	B	D	A	C	B	A	A	Closed	FCRE1355	2025-10-06 11:13	2025-10-10 17:18	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 CPA Letter Missing	Resolved-Upon further review, the loan file contains sufficient documentation to support the 20% expense factor. - Due Diligence Vendor-10/10/2025 Ready for Review-Document Uploaded. Please see attached Tax professional attestation and that was in the credit package - Seller-10/09/2025 Counter-Tax preparer verification provided, please provide the tax preparer letter. - Due Diligence Vendor-10/08/2025 Ready for Review-Document Uploaded. Please see attached - Buyer-10/06/2025 Open-Borrower 2 CPA Letter Missing Missing CPA ltr, there was tax attestation pdf 284. - Due Diligence Vendor-10/06/2025	Ready for Review-Document Uploaded. Please see attached Tax professional attestation and that was in the credit package - Seller-10/09/2025	Resolved-Upon further review, the loan file contains sufficient documentation to support the 20% expense factor. - Due Diligence Vendor-10/10/2025	Qualifying FICO score is at least 20 points above minimum for program - Qualifying score 680; minimum score 660. Qualifying DTI below maximum allowed - Qualifying DTI 31.47% ; max 45%.		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	5784223
XXXX	793260	XXXX	D	B	D	A	C	B	A	A	Closed	FCRE1159	2025-10-06 10:55	2025-10-08 17:36	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Resolved-Upon further review, loan disbursed XXXX and the effective date is XXXX - Due Diligence Vendor-10/08/2025 Ready for Review-As per the final PCCD on the legal PAge 23, file funded on XXXX. and the hazard effective date is XXXX - Buyer-10/06/2025 Open-Hazard Insurance Effective Date of XXXX is after the Note Date of XXXX- disbursed XXXX. - Due Diligence Vendor-10/06/2025		Resolved-Upon further review, loan disbursed XXXX and the effective date is XXXX- Due Diligence Vendor-10/08/2025	Qualifying FICO score is at least 20 points above minimum for program - Qualifying score 680; minimum score 660. Qualifying DTI below maximum allowed - Qualifying DTI 31.47% ; max 45%.		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	5783785
XXXX	793260	XXXX	D	B	D	A	C	B	A	A	Closed	FCRE8013	2025-10-06 10:45	2025-10-08 17:35	Resolved	1 - Information	C	A	Credit	Eligibility	Purchase Contract Issue	Resolved-Upon further review, the purchase contract was complete. - Due Diligence Vendor-10/08/2025 Ready for Review-Document Uploaded. Please see attached - Seller-10/06/2025 Open-Loan Purpose is Purchase but Purchase Contract is only Partially Provided.- Purchase contract provided. pdf 562 counter offer states sale to include washer , dryer refrigerator and wired TVS. seller to pay home warranty amount of XXXX seller to pay solar at closing. please provide addendum for home warranty , TV has no value and Solar has been paid. - Due Diligence Vendor-10/06/2025	Ready for Review-Document Uploaded. Please see attached - Seller-10/06/2025	Resolved-Upon further review, the purchase contract was complete. - Due Diligence Vendor-10/08/2025	Qualifying FICO score is at least 20 points above minimum for program - Qualifying score 680; minimum score 660. Qualifying DTI below maximum allowed - Qualifying DTI 31.47% ; max 45%.		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	5783544
XXXX	793260	XXXX	D	B	D	A	C	B	A	A	Closed	finding-3635	2025-10-02 15:39	2025-10-08 10:45	Cured	2 - Non-Material	C	B	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test
Cured------Received PCCD reflecting a Broker Cure for XXXX.  Finding Cured. - Due Diligence Vendor-10/08/2025
Ready for Review-Document Uploaded. Please see attached the payment history , the amount of XXXX has been applied toward the principal reduction, also the revised PCCD showing the cure on section L - Seller-10/07/2025
Ready for Review-Document Uploaded. Please see attached the payment history , the amount of XXXX has been applied toward the principal reduction - Seller-10/06/2025
Open-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% (XXXX) exceed the comparable charges (XXXX) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). -----Ten (10%) tolerance fees Recording Fee increased by XXXX without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of XXXX, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date.   Statute of Limitations - 1 year, expiration date XXXX. - Due Diligence Vendor-10/02/2025
																							Ready for Review-Document Uploaded. Please see attached the payment history , the amount of XXXX has been applied toward the principal reduction, also the revised PCCD showing the cure on section L - Seller-10/07/2025 Ready for Review-Document Uploaded. Please see attached the payment history , the amount of XXXX has been applied toward the principal reduction - Seller-10/06/2025	Cured------Received PCCD reflecting a Broker Cure for XXXX. Finding Cured. - Due Diligence Vendor-10/08/2025	Qualifying FICO score is at least 20 points above minimum for program - Qualifying score 680; minimum score 660. Qualifying DTI below maximum allowed - Qualifying DTI 31.47% ; max 45%.		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	5757484
XXXX	793262	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1155	2025-10-03 15:04	2025-10-10 11:51	Resolved	1 - Information	C	A	Credit	Insurance	Subject Property Address on Note does not match Insured Property Address	Resolved-Received corrected Policy with correct address. - Due Diligence Vendor-10/10/2025 Ready for Review-Document Uploaded. Please see attached - Buyer-10/07/2025 Counter-Please have the Policy updated to reflect the correct address. - Due Diligence Vendor-10/07/2025 Ready for Review-The policy is covering that address still , please review and advise - Seller-10/06/2025 Open-Subject Property on Note does not match Insured Property Address Policy is missing "XXXX" portion of the street address. - Due Diligence Vendor-10/03/2025	Ready for Review-The policy is covering that address still , please review and advise - Seller-10/06/2025	Resolved-Received corrected Policy with correct address. - Due Diligence Vendor-10/10/2025	Qualifying FICO score is at least 20 points above minimum for program - minimum required 700 - actual 766 Fico Months Reserves exceed minimum required - Required 3 - actual 91.08		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	5771059
XXXX	793262	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE2244	2025-10-06 09:18	2025-10-10 11:45	Resolved	1 - Information	C	A	Credit	Eligibility	Property Does Not Meet Guidelines (credit)
Resolved-Revised appraisal received confirming the stove hook-up. - Due Diligence Vendor-10/10/2025
Ready for Review-Document Uploaded. Please see attached revised appraisal - Seller-10/10/2025
Counter-Please have the appraiser confirm the kitchen has a stove hookup. It appears the appraiser took into consideration the condition and missing floor coverings.  - Due Diligence Vendor-10/07/2025
Ready for Review-as per the appraial Page 2, Based on a complete visual inspection of the interior and exterior areas of the subject property, defined scope of work, statement of assumptions and limiting conditions, and appraiser's certification, my (our) opinion of the market value, as defined, of the real property that is the subject of this report is XXXX as of XXXX , which is the date of inspection and the effective date of this appraisal. Aprraisal is made as is. Please review and clear te condition - Seller-10/06/2025
Open-Property Issues are identified for the property 1. No stove or refrigerator present in kitchen.
2. Significant deferred maintenance present, missing appraisal justification for C4 rating.
3. Bare concrete floor in the dining room was not commented on by appraiser, cost to cure and whether safety issue? - Due Diligence Vendor-10/06/2025

Ready for Review-Document Uploaded. Please see attached revised appraisal - Seller-10/10/2025
 Ready for Review-as per the appraial Page 2, Based on a complete visual inspection of the interior and exterior areas of the subject property, defined scope of work, statement of assumptions and limiting conditions, and appraiser's certification, my (our) opinion of the market value, as defined, of the real property that is the subject of this report is XXXX, as of XXXX , which is the date of inspection and the effective date of this appraisal. Aprraisal is made as is. Please review and clear te condition - Seller-10/06/2025

																								Resolved-Revised appraisal received confirming the stove hook-up. - Due Diligence Vendor-10/10/2025	Qualifying FICO score is at least 20 points above minimum for program - minimum required 700 - actual 766 Fico Months Reserves exceed minimum required - Required 3 - actual 91.08		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	5781509
XXXX	793262	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1159	2025-10-03 15:04	2025-10-09 17:27	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date
Resolved-Hazard Insurance Effective Date of XXXX is after the Note Date of XXXX - Due Diligence Vendor-10/09/2025
Ready for Review-file funded XXXX , please check the final ss right before the CD as this is a DSCR file and there is no PCCD , please revisit Page 24. - Seller-10/09/2025
Counter-Per the CD provided in the loan file, disbursement date is XXXX and the effective date of the policy is XXXX - Due Diligence Vendor-10/08/2025
Ready for Review-Document Uploaded. Please see attached revised EOI - Seller-10/06/2025
Ready for Review-as per the final SS file funded on the XXXX , Final SS will be found on the legal page 24. Please also be advised that the hazard insuranced is dated XXXX.  - Seller-10/06/2025
Open-Hazard Insurance Effective Date of XXXX is after the Note Date of XXXX Funded XXXX - Due Diligence Vendor-10/03/2025
																							Ready for Review-file funded XXXX , please check the final ss right before the CD as this is a DSCR file and there is no PCCD , please revisit Page 24. - Seller-10/09/2025 Ready for Review-Document Uploaded. Please see attached revised EOI - Seller-10/06/2025 Ready for Review-as per the final SS file funded on the XXXX , Final SS will be found on the legal page 24. Please also be advised that the hazard insuranced is dated XXXX. - Seller-10/06/2025	Resolved-Hazard Insurance Effective Date of XXXX is after the Note Date of XXXX - Due Diligence Vendor-10/09/2025	Qualifying FICO score is at least 20 points above minimum for program - minimum required 700 - actual 766 Fico Months Reserves exceed minimum required - Required 3 - actual 91.08		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	5771058
XXXX	793623	XXXX	A	A	A	A	A	A	A	A							A	A									XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	793624	XXXX	A	A	A	A	A	A	A	A							A	A									XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	796590	XXXX	A	A	A	A	A	A	A	A							A	A									XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other
XXXX	796591	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE8887	2025-10-09 11:02	2025-10-13 10:49	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing or Incomplete 1003
Resolved-Updated 1003 provided. - Due Diligence Vendor-10/13/2025

Ready for Review-Document Uploaded. Please see attached updated 1003 - Seller-10/13/2025

Counter-Please provide corrected final 1003 reflecting housing years on page 1 for current primary residence.   - Due Diligence Vendor-10/09/2025

Ready for Review-Document Uploaded. Please see attached - Buyer-10/09/2025

Counter-Client comments - Document Uploaded. Please see attached 1003 showing 5 years - AUDIT RESPONSE - 1003 w/5 years employment history provided.  Please provide 2 years of housing history.
 - Due Diligence Vendor-10/09/2025

Open-Missing two years housing history - Due Diligence Vendor-10/09/2025
																							Ready for Review-Document Uploaded. Please see attached updated 1003 - Seller-10/13/2025	Resolved-Updated 1003 provided. - Due Diligence Vendor-10/13/2025	Qualifying FICO score is at least 20 points above minimum for program - Qualifying score 702; minimum score 660. Months Reserves exceed minimum required - 26 months PITIA reserves; 3 months reserves required.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5836940
XXXX	796591	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1964	2025-10-07 12:36	2025-10-13 10:45	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing income documentation
Resolved-Missing bank statements received. - Due Diligence Vendor-10/13/2025
Ready for Review-Document Uploaded. Please see attached  - Seller-10/10/2025
Counter-Received XXXX 12/24-Missing income bank statements for XXXX and XXXX. was not provided only 10 months of business bank statements provided in file. - Due Diligence Vendor-10/09/2025
Ready for Review-Document Uploaded. Please see attached 12 income bank statements - Buyer-10/08/2025
Open-Missing income bank statements for XXXX and XXXX.  was not provided only 10 months of business bank statements provided in file. - Due Diligence Vendor-10/07/2025
																							Ready for Review-Document Uploaded. Please see attached - Seller-10/10/2025	Resolved-Missing bank statements received. - Due Diligence Vendor-10/13/2025	Qualifying FICO score is at least 20 points above minimum for program - Qualifying score 702; minimum score 660. Months Reserves exceed minimum required - 26 months PITIA reserves; 3 months reserves required.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5806481
XXXX	796591	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1159	2025-10-07 12:17	2025-10-10 15:40	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Resolved-Received PCCD reflecting disbursement date of XXXX. - Due Diligence Vendor-10/09/2025 Ready for Review-Document Uploaded. Please see attached PCCD , file funded XXXX - Seller-10/08/2025 Open-Hazard Insurance Effective Date of XXXX is after the Note Date of XXXX - Due Diligence Vendor-10/07/2025	Ready for Review-Document Uploaded. Please see attached PCCD , file funded XXXX - Seller-10/08/2025	Resolved-Received PCCD reflecting disbursement date of XXXX. - Due Diligence Vendor-10/09/2025	Qualifying FICO score is at least 20 points above minimum for program - Qualifying score 702; minimum score 660. Months Reserves exceed minimum required - 26 months PITIA reserves; 3 months reserves required.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5806147
XXXX	796591	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE0970	2025-10-07 12:09	2025-10-10 15:37	Resolved	1 - Information	C	A	Credit	Eligibility	Appraisal has issues (credit)
Resolved-1004D provided for water heater straps.  The kitchen was not remodeled and not listed as something that needs to be repaired per the appraiser. - Due Diligence Vendor-10/10/2025

Ready for Review-Document Uploaded. Please see attached 1004D - Seller-10/10/2025

Ready for Review-Please be advised that the 1004D is not required as per the Appraisal comment on apge 1 it is just door trim in the kitchedn , please review and clear the condition  - Seller-10/10/2025

Counter-Appraisal photo does not support painting-Appraisal pic Kitchen pdg 391 appears to be remodeling and repairs needed blue tape against the wall of kitchen area and appraisal is as is. appraisal to provide 1004 D completion cert - Due Diligence Vendor-10/09/2025

Ready for Review-picture is just showing blue tape covering the door as appear in the picture it is just a new painting on that wall, no repair needed . Please review and clear the condition - Buyer-10/08/2025

Open-Appraisal pic Kitchen pdg 391 appears to be remodeling and repairs needed blue tape against the wall of kitchen area  and appraisal is as is. appraisal to provide 1004 D completion cert. - Due Diligence Vendor-10/07/2025
																							Ready for Review-Document Uploaded. Please see attached 1004D - Seller-10/10/2025 Ready for Review-Please be advised that the 1004D is not required as per the Appraisal comment on apge 1 it is just door trim in the kitchedn , please review and clear the condition - Seller-10/10/2025	Resolved-1004D provided for water heater straps. The kitchen was not remodeled and not listed as something that needs to be repaired per the appraiser. - Due Diligence Vendor-10/10/2025	Qualifying FICO score is at least 20 points above minimum for program - Qualifying score 702; minimum score 660. Months Reserves exceed minimum required - 26 months PITIA reserves; 3 months reserves required.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5805897
XXXX	796591	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE7009	2025-10-07 12:17	2025-10-10 15:34	Resolved	1 - Information	C	A	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient
Resolved-Updated HOI policy received. - Due Diligence Vendor-10/10/2025
Ready for Review-Document Uploaded. Please see attached - Seller-10/10/2025
Ready for Review- we have the Dwelling coverage with XXXX, the RCE XXXX, and that covers more than the Loan amount of XXXX.  - Buyer-10/10/2025
Counter-Received RCE reflecting replacement of XXXX HOI received coverage is insufficient at XXXX - Due Diligence Vendor-10/09/2025
Ready for Review-Document Uploaded. Please see attacehd , and that was in the credit package - Seller-10/08/2025
Open-Insufficient Coverage Amount for Insured Subject Property.  Missing insurance to cover dwelling coverage. - Due Diligence Vendor-10/07/2025
																							Ready for Review-Document Uploaded. Please see attached - Seller-10/10/2025 Ready for Review-Document Uploaded. Please see attacehd , and that was in the credit package - Seller-10/08/2025	Resolved-Updated HOI policy received. - Due Diligence Vendor-10/10/2025	Qualifying FICO score is at least 20 points above minimum for program - Qualifying score 702; minimum score 660. Months Reserves exceed minimum required - 26 months PITIA reserves; 3 months reserves required.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5806148
XXXX	796591	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1158	2025-10-07 12:17	2025-10-10 15:34	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Partial
Resolved-Hazard Insurance Policy (Or HO-6 Insurance Policy if Subject Property is a Condo) is not partially provided - Due Diligence Vendor-10/10/2025
Ready for Review-Document Uploaded. Please see attached - Seller-10/10/2025
Ready for Review- we have the Dwelling coverage with XXXX, the RCE XXXX, and that covers more than the Loan amount of XXXX.  - Buyer-10/10/2025
Counter- Missing Hazard insurance to cover dwelling or RCE amount and annual premium used on final cd and 1008 of XXXX. - Due Diligence Vendor-10/09/2025
Ready for Review-Document Uploaded.  - Seller-10/08/2025
Open-Hazard Insurance Policy (Or HO-6 Insurance Policy if Subject Property is a Condo) is only Partially Provided - Missing Hazard insurance to cover dwelling or RCE amount  and annual premium used on final cd and 1008 of XXXX. - Due Diligence Vendor-10/07/2025
																							Ready for Review-Document Uploaded. Please see attached - Seller-10/10/2025 Ready for Review-Document Uploaded. - Seller-10/08/2025	Resolved-Hazard Insurance Policy (Or HO-6 Insurance Policy if Subject Property is a Condo) is not partially provided - Due Diligence Vendor-10/10/2025	Qualifying FICO score is at least 20 points above minimum for program - Qualifying score 702; minimum score 660. Months Reserves exceed minimum required - 26 months PITIA reserves; 3 months reserves required.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5806149
XXXX	798113	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE7497	2025-10-08 11:46	2025-10-13 11:12	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property
Resolved-Property profile provided confirming the borrower does not own XX. - Due Diligence Vendor-10/13/2025
Ready for Review-Document Uploaded. Please see attached property profile showing he is not on title so therefore the other owners would be responsible for the taxes/insurance and HOA fees

 - Buyer-10/13/2025
Counter-P&I provided, Please provide taxes, insurance and HOA. - Due Diligence Vendor-10/10/2025
Ready for Review-Document Uploaded. Please see attached teh mortgage statement date XXXX showing only pricipal and interest fees - Buyer-10/09/2025
Ready for Review-There is no XX property on the 1003 , please advise which property address are we need  - Buyer-10/09/2025
Open-Missing Tax, HOI, HOA from Property XX  as mortgage statement doesn't reflect payment is escrowed. - Due Diligence Vendor-10/08/2025
																								Resolved-Property profile provided confirming the borrower does not own XXXX. - Due Diligence Vendor-10/13/2025	Qualifying FICO score is at least 20 points above minimum for program - Fico of 810 exceeds program min of 660 per guides Months Reserves exceed minimum required - 201 months reserves exceeds 3 months req per guides		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Second Home	Refinance	Cash Out - Other	N/A	N/A	5822120
XXXX	803185	XXXX	A	A	A	A	A	A	A	A							A	A									XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	804532	XXXX	B	B	A	A	B	B	A	A	Closed	FCOM5135	2025-10-10 15:26	2025-10-10 16:27	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Waived-Required Affiliated Business Disclosure Missing Originator waiver applied to non-material Findings. - Due Diligence Vendor-10/10/2025		Waived-Required Affiliated Business Disclosure Missing Originator waiver applied to non-material Findings. - Due Diligence Vendor-10/10/2025	Qualifying FICO score is at least 20 points above minimum for program - Score is 709 and minimum allowed is 660. LTV is less than guideline maximum - LTV is 80% and max allowed is 85%		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	No	5860066
XXXX	805543	XXXX	A	A	A	A	A	A	A	A							A	A									XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	805544	XXXX	D	A	D	A	A	A	A	A	Closed	FCOM1352	2025-10-13 13:06	2025-10-24 09:48	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Business Purpose Affidavit/Disclosure Missing	Resolved-Received Business Purpose Certification - Due Diligence Vendor-10/15/2025 Ready for Review-Document Uploaded. Please see attached and those were on the legal package Page 117, 118 and 163 - Buyer-10/14/2025 Open-The Business Purpose Affidavit Disclosure is Missing on a DSCR loan. - Due Diligence Vendor-10/13/2025		Resolved-Received Business Purpose Certification - Due Diligence Vendor-10/15/2025	Qualifying FICO score is at least 20 points above minimum for program - FICO IS 804, MINIMUM IS 700 DSCR % greater than 1.20 - DSCR SCORE 1.249, minimum is 1.0		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	5874311
XXXX	805544	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE2244	2025-10-14 10:37	2025-10-20 09:25	Resolved	1 - Information	C	A	Credit	Eligibility	Property Does Not Meet Guidelines (credit)	Resolved-Revised appraisal provided with a Unit XX bedroom photo. - Due Diligence Vendor-10/20/2025 Ready for Review-Document Uploaded. - Buyer-10/17/2025 Open-Property Issues are identified for the property Appraisal is missing a picture of second bedroom for Unit XX. - Due Diligence Vendor-10/14/2025		Resolved-Revised appraisal provided with a Unit XX bedroom photo. - Due Diligence Vendor-10/20/2025	Qualifying FICO score is at least 20 points above minimum for program - FICO IS 804, MINIMUM IS 700 DSCR % greater than 1.20 - DSCR SCORE 1.249, minimum is 1.0		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	5886108
XXXX	805544	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1491	2025-10-13 13:57	2025-10-15 15:34	Resolved	1 - Information	C	A	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Resolved-Received LOE from the borrower, source documentation is not required per the guidelines. - Due Diligence Vendor-10/15/2025 Ready for Review-Document Uploaded. Please see attached LOE , and large deposits on DSCR are not required. - Buyer-10/14/2025 Open-Asset Qualification Does Not Meet Guideline Requirements Per guides, large deposits must be sourced. Provide CD to source large deposit of XXXX on XXXX. - Due Diligence Vendor-10/13/2025		Resolved-Received LOE from the borrower, source documentation is not required per the guidelines. - Due Diligence Vendor-10/15/2025	Qualifying FICO score is at least 20 points above minimum for program - FICO IS 804, MINIMUM IS 700 DSCR % greater than 1.20 - DSCR SCORE 1.249, minimum is 1.0		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	5875420
XXXX	805693	XXXX	A	A	A	A	A	A	A	A							A	A									XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	807093	XXXX	A	A	A	A	A	A	A	A							A	A									XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	807094	XXXX	A	A	A	A	A	A	A	A							A	A									XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	807096	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE2244	2025-10-14 09:25	2025-10-24 16:47	Waived	2 - Non-Material	C	B	Credit	Eligibility	Property Does Not Meet Guidelines (credit)
Waived-Originator waiver applied to non material finding.  Physical deficiencies which are the following (Hairline cracks in sheetrock) were addressed in the Engineer's report.  Previous water damage to ceiling is minor, appraisal done as is.   - Due Diligence Vendor-10/24/2025

Ready for Review-Document Uploaded. Please find attached exception approval.  - Seller-10/22/2025

Counter-Originator comments - Yes it does address – the appraisal stated hairline in interior walls and ceiling could be due to settlement – this is a new construction and it’s normal for settlement – as a precaution, we requested a foundation report to confirm - AUDIT RESPONSE - Appraiser stated Ceiling stains on the second floor, which may be consistent with prior or active water intrusion (roof, plumbing, or HVAC/water heater related).
 - Due Diligence Vendor-10/21/2025

Ready for Review-Document Uploaded. Please see attached underwriter's response.  - Seller-10/20/2025

Counter-Foundation engineer inspection report provided, however it does not address the deficiencies noted by the Appraiser. - Due Diligence Vendor-10/17/2025

Ready for Review-Document Uploaded. Please see attached.  - Buyer-10/15/2025

Open-Property Issues are identified for the property . Appraisal reflects physical deficiencies which are the following (Hairline cracks in sheetrock and water damage). When there are incomplete items or conditions that do affect the safety, soundness, or structural integrity of the property, the property must be appraised subject to completion. Provide an 1004D report with all physical deficiencies fixed. - Due Diligence Vendor-10/14/2025
																							Ready for Review-Document Uploaded. Please find attached exception approval. - Seller-10/22/2025 Ready for Review-Document Uploaded. Please see attached underwriter's response. - Seller-10/20/2025	Waived-Originator waiver applied to non material finding. Physical deficiencies which are the following (Hairline cracks in sheetrock) were addressed in the Engineer's report. Previous water damage to ceiling is minor, appraisal done as is. - Due Diligence Vendor-10/24/2025	Qualifying FICO score is at least 20 points above minimum for program - Score is 723 and minimum allowed is 660. DSCR % greater than 1.20 - DSCR % greater than 1.20. DSCR is 1.418%		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	5884995
XXXX	807096	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE0082	2025-10-14 09:16	2025-10-22 17:24	Resolved	1 - Information	C	A	Credit	Title	Vested Owner Signature Requirement Not met
Resolved-This is a community property state and the wife is not required to be on title as a proposed insured.   - Due Diligence Vendor-10/22/2025

Ready for Review-Document Uploaded. See attached. Vesting is confirmed on the title report.  - Buyer-10/22/2025

Counter-Please provide verification how the borrower is going to be vested on Title.  Commitment does not reflect the borrower as the proposed insured. - Due Diligence Vendor-10/21/2025

Ready for Review-Document Uploaded. Please see attached.  - Buyer-10/20/2025

Counter-Warranty Deed provided, however the Commitment in file does not disclose the proposed insured.  - Due Diligence Vendor-10/17/2025

Ready for Review-Document Uploaded. Please see attached.  - Seller-10/15/2025

Open-Vested Owner Signature Requirement Not met.  Missing Title Supplement reflecting correct vesting. - Due Diligence Vendor-10/14/2025
																							Ready for Review-Document Uploaded. Please see attached. - Seller-10/15/2025	Resolved-This is a community property state and the wife is not required to be on title as a proposed insured. - Due Diligence Vendor-10/22/2025	Qualifying FICO score is at least 20 points above minimum for program - Score is 723 and minimum allowed is 660. DSCR % greater than 1.20 - DSCR % greater than 1.20. DSCR is 1.418%		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5884854
XXXX	807096	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1440	2025-10-14 09:42	2025-10-17 14:12	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received Credit Supplement. - Due Diligence Vendor-10/17/2025 Ready for Review-Document Uploaded. Please see attached. - Buyer-10/15/2025 Open-Housing History Does Not Meet Guideline Requirements. Missing proof of the XXXX and the XXXX payment XXXX. - Due Diligence Vendor-10/14/2025		Resolved-Received Credit Supplement. - Due Diligence Vendor-10/17/2025	Qualifying FICO score is at least 20 points above minimum for program - Score is 723 and minimum allowed is 660. DSCR % greater than 1.20 - DSCR % greater than 1.20. DSCR is 1.418%		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5885225
XXXX	809575	XXXX	A	A	A	A	A	A	A	A							A	A									XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX	809657	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE8201	2025-10-16 16:05	2025-10-23 10:14	Waived	2 - Non-Material	C	B	Credit	Eligibility	Loan does not conform to program guidelines
Waived-Originator waiver applied to non material finding with compensating factors. - Due Diligence Vendor-10/23/2025
Ready for Review-Document Uploaded. Please see attached exception approval - Buyer-10/22/2025
Counter-Please provide verification if the prior mortgage was a R/T or Cash Out.  Additional findings may apply. - Due Diligence Vendor-10/21/2025
Ready for Review-Document Uploaded. Please see attached XXXX Payments along with the credit supplement. Kindly review and clear the condition - Buyer-10/21/2025
Ready for Review-Document Uploaded. Please see attached - Buyer-10/21/2025
Counter-Please provide the Settlement Statement/CD for the refinance XXXX for review.  Additional findings may apply - Due Diligence Vendor-10/20/2025
Ready for Review-Document Uploaded. Please see attached - Buyer-10/17/2025
Open-Loan submitted as Rate/Term Refinance.  Paying off a Mortgage Originated XXXX - NOT Purchase Mortgage.  File is missing CD/Settlement Statement to show current mortgage being Paid Off was NOT a Cash-Out Refinance in XXXX.  Per guides - Refinance of a previous Cash-Out seasoned < 1 year will be considered Cash-Out refinance
 - Due Diligence Vendor-10/16/2025
																								Waived-Originator waiver applied to non material finding with compensating factors. - Due Diligence Vendor-10/23/2025	Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score 719; guidelines require 680. Months Reserves exceed minimum required - 45.29 months reserves; 3 months reserves required.	Fico above 20 pts or higher LTV is below max by 5% rate and term refinance with pmt reduction over 10%	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	Yes	5922323
XXXX	811762	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1510	2025-10-16 13:38	2025-10-20 14:57	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Legal description provided. - Due Diligence Vendor-10/20/2025 Ready for Review-Document Uploaded. Please see attached - Buyer-10/20/2025 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing LD in mortgage chain - Due Diligence Vendor-10/16/2025		Resolved-Legal description provided. - Due Diligence Vendor-10/20/2025	Months Reserves exceed minimum required - 5.87 months reserves; 3 months reserves required Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score 739; guidelines require 700		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	5919561
XXXX	811762	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE0174	2025-10-20 10:30	2025-10-20 14:56	Resolved	1 - Information	D	A	Credit	Eligibility	Residual Income does not meet Guideline Requirements	Resolved-After further review, the residual income requirement is XXXX for the select program, primary residence. - Due Diligence Vendor-10/20/2025 Open-Residual Income does not meet Guideline Requirements XXXX residual income required for DTI over 50% and up to 55% - Due Diligence Vendor-10/20/2025		Resolved-After further review, the residual income requirement is XXXX for the select program, primary residence. - Due Diligence Vendor-10/20/2025	Months Reserves exceed minimum required - 5.87 months reserves; 3 months reserves required Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score 739; guidelines require 700		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	5945759
XXXX	812944	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE2244	2025-10-20 08:10	2026-01-08 11:00	Resolved	1 - Information	C	A	Credit	Eligibility	Property Does Not Meet Guidelines (credit)	Resolved-Revised appraisal received. - Due Diligence Vendor-10/23/2025 Ready for Review-Document Uploaded. Pls see attached revised appraisal. - Buyer-10/20/2025 Open-Property Issues are identified for the property. Neighborhood section of the appraisal for housing trends is incomplete. Provide a revised appraisal with marketing time section completed. - Due Diligence Vendor-10/20/2025		Resolved-Revised appraisal received. - Due Diligence Vendor-10/23/2025	LTV is less than guideline maximum - LTV is 48.19% and max allowed is 75% Qualifying FICO score is at least 20 points above minimum for program - Score is 719 and minimum allowed is 660.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	5944289
XXXX	829110	XXXX	A	A	A	A	A	A	A	A							A	A									XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	843926	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1200	2025-11-13 10:24	2026-01-28 09:56	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Loan Amount is less than Guideline Minimum Loan Amount	Waived-Originator provided a waiver for loan amount <XXXX-wavier applied with reviewed compfactors - Due Diligence Vendor-11/17/2025 Ready for Review-Document Uploaded. enclosed was in our delivered file ... loan amount exception - Seller-11/13/2025 Open-Audited Loan Amount is less than the Guideline Minimum Loan Amount of XXXX Subject loan amount of XXXX is less than guideline minimum of XXXX Exception in file. - Due Diligence Vendor-11/13/2025	Ready for Review-Document Uploaded. enclosed was in our delivered file ... loan amount exception - Seller-11/13/2025	Waived-Originator provided a waiver for loan amount <XXXX wavier applied with reviewed compfactors - Due Diligence Vendor-11/17/2025	DSCR =/> 1.00 and minimum is 0.85 or Less - Guideline minimum required DSCR is 0.8. Borrower has a DSCR of 1.346. Required is 0.8 Borrower has 1.346 LTV is less than guideline maximum - Guideline maximum allowable LTV is 75%. The subject LTV is 51.72%. Required is 75 Borrower has 51.72 Qualifying FICO score is at least 20 points above minimum for program - Guidelines require a minimum FICO score of 700. Borrower's qualifying FICO score is 727. Required is 700 Borrower has 727	FICO: 727>700 LTV: 55%<75% max allowed	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	6237946
XXXX	843926	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE6666	2025-11-13 14:19	2025-11-19 15:52	Resolved	1 - Information	D	A	Credit	Missing Doc	Secondary Valuation product is dated prior to the Appraisal date
Resolved-Received correct SSRs/secondary valuation.  Previous appraisal effective date was expired-not required. - Due Diligence Vendor-11/19/2025
Ready for Review-Document Uploaded. correct UCDP - Seller-11/18/2025
Counter-Received duplicate SSRs--finding remains--One or more of the additional valuation products were completed prior to the Primary Valuation product date. Appraisal in file dated XXXX completed by XXXX. CU and LCA dated XXXX with appraiser name of XXXX. Provide the appraisal that matches the CU and LCA. - Due Diligence Vendor-11/17/2025
Ready for Review-Document Uploaded. per guidelines, secondary evaluation not applicable if the UCDP score is acceptable (below 2.5) - Seller-11/13/2025
Open-One or more of the additional valuation products were completed prior to the Primary Valuation product date. Appraisal in file dated XXXX completed by XXXX. CU and LCA dated XXXX with appraiser name of XXXX. Provide the appraisal that matches the CU and LCA. - Due Diligence Vendor-11/13/2025
																							Ready for Review-Document Uploaded. correct UCDP - Seller-11/18/2025 Ready for Review-Document Uploaded. per guidelines, secondary evaluation not applicable if the UCDP score is acceptable (below 2.5) - Seller-11/13/2025	Resolved-Received correct SSRs/secondary valuation. Previous appraisal effective date was expired-not required. - Due Diligence Vendor-11/19/2025	DSCR =/> 1.00 and minimum is 0.85 or Less - Guideline minimum required DSCR is 0.8. Borrower has a DSCR of 1.346. Required is 0.8 Borrower has 1.346 LTV is less than guideline maximum - Guideline maximum allowable LTV is 75%. The subject LTV is 51.72%. Required is 75 Borrower has 51.72 Qualifying FICO score is at least 20 points above minimum for program - Guidelines require a minimum FICO score of 700. Borrower's qualifying FICO score is 727. Required is 700 Borrower has 727		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	6243265
XXXX	843926	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1440	2025-11-13 14:36	2025-11-17 15:20	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received credit supplement confirm both mortgages paid current. - Due Diligence Vendor-11/17/2025 Ready for Review-Document Uploaded. enclosed was in our delivered file - Seller-11/13/2025 Open-Housing History Does Not Meet Guideline Requirements Provide updated pay histories for XXXX and XXXX listed on the gap credit report dated XXXX. These mortgages were last reported XXXX. Subject loan closed XXXX. - Due Diligence Vendor-11/13/2025	Ready for Review-Document Uploaded. enclosed was in our delivered file - Seller-11/13/2025	Resolved-Received credit supplement confirm both mortgages paid current. - Due Diligence Vendor-11/17/2025	DSCR =/> 1.00 and minimum is 0.85 or Less - Guideline minimum required DSCR is 0.8. Borrower has a DSCR of 1.346. Required is 0.8 Borrower has 1.346 LTV is less than guideline maximum - Guideline maximum allowable LTV is 75%. The subject LTV is 51.72%. Required is 75 Borrower has 51.72 Qualifying FICO score is at least 20 points above minimum for program - Guidelines require a minimum FICO score of 700. Borrower's qualifying FICO score is 727. Required is 700 Borrower has 727		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	6243590
XXXX	849590	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1164	2025-11-14 17:01	2025-11-19 15:56	Resolved	1 - Information	D	A	Credit	Missing Doc	Flood Insurance Policy Missing	Resolved-Received Flood Policy. - Due Diligence Vendor-11/19/2025 Ready for Review-Document Uploaded. flood policy - Seller-11/19/2025 Open-Missing Flood Insurance Policy - Due Diligence Vendor-11/14/2025	Ready for Review-Document Uploaded. flood policy - Seller-11/19/2025	Resolved-Received Flood Policy. - Due Diligence Vendor-11/19/2025	DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8 Borrower has 1.03 Required is 0.8 Borrower has 1.673 LTV is less than guideline maximum - Required is 75 Borrower has 50.07 Required is 75 Borrower has 50.07 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 722		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	6260647
XXXX	849590	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1157	2025-11-14 17:01	2025-11-19 15:56	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Missing	Resolved-Received Hazard Insurance Policy - Due Diligence Vendor-11/19/2025 Ready for Review-Document Uploaded. insurance - Seller-11/17/2025 Open-Missing Hazard Insurance Policy - Due Diligence Vendor-11/14/2025	Ready for Review-Document Uploaded. insurance - Seller-11/17/2025	Resolved-Received Hazard Insurance Policy - Due Diligence Vendor-11/19/2025	DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8 Borrower has 1.03 Required is 0.8 Borrower has 1.673 LTV is less than guideline maximum - Required is 75 Borrower has 50.07 Required is 75 Borrower has 50.07 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 722		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	6260648
XXXX	849590	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE9569	2025-11-14 17:01	2025-11-19 15:56	Resolved	1 - Information	C	A	Credit	Insurance	Subject Property is in a Flood Zone that requires Flood Insurance but Flood Insurance is not Present	Resolved-Received Flood Policy - Due Diligence Vendor-11/19/2025 Ready for Review-Document Uploaded. flood policy - Seller-11/19/2025 Open-Subject Property is in Flood Zone AE but Flood Insurance is not present. - Due Diligence Vendor-11/14/2025	Ready for Review-Document Uploaded. flood policy - Seller-11/19/2025	Resolved-Received Flood Policy - Due Diligence Vendor-11/19/2025	DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8 Borrower has 1.03 Required is 0.8 Borrower has 1.673 LTV is less than guideline maximum - Required is 75 Borrower has 50.07 Required is 75 Borrower has 50.07 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 722		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	6260649
XXXX	851085	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE0184	2025-11-17 10:02	2025-11-19 15:54	Resolved	1 - Information	C	A	Credit	Eligibility	Missing Cash-out Letter on a Business Purpose Loan	Resolved-Received business purpose LOE. - Due Diligence Vendor-11/19/2025 Ready for Review-Document Uploaded. LOE cash out - Seller-11/18/2025 Open-Missing Cash-out Letter on a Business Purpose Loan. - Due Diligence Vendor-11/17/2025	Ready for Review-Document Uploaded. LOE cash out - Seller-11/18/2025	Resolved-Received business purpose LOE. - Due Diligence Vendor-11/19/2025	Months Reserves exceed minimum required - 7.35 months reserves; 3 months reserves required LTV is less than guideline maximum - 50% LTV; max 75% LTV required.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	6271452
XXXX	851102	XXXX	A	A	A	A	A	A	A	A							A	A									XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	851133	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1206	2025-11-17 17:02	2025-11-25 14:18	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Received updated fraud report. - Due Diligence Vendor-11/25/2025 Ready for Review-Document Uploaded. correct fraud report - Seller-11/24/2025 Counter-Final Fraud provided w/appraiser, however there are High alerts that have not been addressed. - Due Diligence Vendor-11/21/2025 Ready for Review-Document Uploaded. complete fraud guard - Due Diligence Vendor-11/21/2025 Open-All Interested Parties Not Checked with Exclusionary Lists Missing the complete exclusionary list with all participants listed. Appraiser not listed in XXXX (see page 334) - Due Diligence Vendor-11/21/2025	Ready for Review-Document Uploaded. correct fraud report - Seller-11/24/2025	Resolved-Received updated fraud report. - Due Diligence Vendor-11/25/2025	LTV is less than guideline maximum - Required is 85 Borrower has 75 DSCR =/> 1.00 and minimum is 0.85 or Less - verified Required is 0.75 Borrower has 1.014 Qualifying FICO score is at least 20 points above minimum for program - Required is 740 Borrower has 767		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	6280853
XXXX	851821	XXXX	A	A	A	A	A	A	A	A							A	A									XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	854381	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2025-11-19 16:06	2025-11-21 15:52	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received 12 month housing history for XX. - Due Diligence Vendor-11/21/2025 Ready for Review-Document Uploaded. vom - Seller-11/19/2025 Open-Housing History Does Not Meet Guideline Requirements Missing 12 month pay history on REO XX - Due Diligence Vendor-11/19/2025	Ready for Review-Document Uploaded. vom - Seller-11/19/2025	Resolved-Received 12 month housing history for XX. - Due Diligence Vendor-11/21/2025	Qualifying DTI below maximum allowed - Required is 50 Borrower has 6.26 Months Reserves exceed minimum required - 10 months > 3 required		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	6311906
XXXX	854665	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE3599	2025-11-18 16:18	2025-11-25 16:04	Waived	2 - Non-Material	C	B	Credit	Eligibility	Borrower owns more financed properties than allowed per guidelines	Waived-Originator exception granted for exposure, waiver applied with compactors - Due Diligence Vendor-11/25/2025 Ready for Review-Document Uploaded. The exception is for both. There are more than XX loans, and total is over XXXX. - Seller-11/18/2025 Open-Total lender exposure exceeds XX loans or XXXX. Audit unable to determine the total exposure and exception does not show this information. Lender to confirm the actual total exposure, total loans over XX or over XXXX or both, before a waiver will be issued. - Due Diligence Vendor-11/18/2025	Ready for Review-Document Uploaded. The exception is for both. There are more than XX loans, and total is over XXXX. - Seller-11/18/2025	Waived-Originator exception granted for exposure, waiver applied with compactors - Due Diligence Vendor-11/25/2025	Months Reserves exceed minimum required - 153 months > 3 required DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8 Borrower has 1.588 Required is 0.8 Borrower has 1.588 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 779	FICO 20 points over min Reserves 12+ months over min	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	No	6295605
XXXX	854665	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1510	2025-11-18 09:20	2025-11-20 18:18	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received Mortgage w/legal. - Due Diligence Vendor-11/20/2025 Ready for Review-Document Uploaded. Exhibit A is the legal description, theyare one in the same. - Seller-11/18/2025 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Deed of Trust states Legal Description is in Exhibit A, however there is no Exhibit A in mortgage chain. Legal description attached is from title and does not say Exhibit A. - Due Diligence Vendor-11/18/2025	Ready for Review-Document Uploaded. Exhibit A is the legal description, theyare one in the same. - Seller-11/18/2025	Resolved-Received Mortgage w/legal. - Due Diligence Vendor-11/20/2025	Months Reserves exceed minimum required - 153 months > 3 required DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8 Borrower has 1.588 Required is 0.8 Borrower has 1.588 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 779		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	6287414
XXXX	854665	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE8702	2025-11-18 16:22	2025-11-18 16:29	Waived	2 - Non-Material	C	B	Credit	Borrower	Business Entity Formation Document is Incomplete	Waived-Originator exception granted to allow no attorney letter on a vested LLC. Non-material waiver applied with comp factors. Deemed non-material due to all other relevant LLC docs are in the file and it is common for smaller LLC's to not have an attorney - Due Diligence Vendor-11/18/2025 Open-The Business Entity Formation Document is incomplete Missing attorney opinion letter - Due Diligence Vendor-11/18/2025		Waived-Originator exception granted to allow no attorney letter on a vested LLC. Non-material waiver applied with comp factors. Deemed non-material due to all other relevant LLC docs are in the file and it is common for smaller LLC's to not have an attorney - Due Diligence Vendor-11/18/2025	Months Reserves exceed minimum required - 153 months > 3 required DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8 Borrower has 1.588 Required is 0.8 Borrower has 1.588 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 779	FICO 20 points over min Reserves 12+ months over min	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	6295672
XXXX	854665	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE8201	2025-11-18 16:23	2025-11-18 16:28	Waived	2 - Non-Material	C	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived-Originator exception granted to allow no prepay penalty. Non-material waiver applied with comp factors. Deemed non-material due to multi unit with long term tenants, does not appear that borrower intends to flip. - Due Diligence Vendor-11/18/2025 Open-No prepayment on loan, all DSCR require a PPP. - Due Diligence Vendor-11/18/2025		Waived-Originator exception granted to allow no prepay penalty. Non-material waiver applied with comp factors. Deemed non-material due to multi unit with long term tenants, does not appear that borrower intends to flip. - Due Diligence Vendor-11/18/2025	Months Reserves exceed minimum required - 153 months > 3 required DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8 Borrower has 1.588 Required is 0.8 Borrower has 1.588 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 779	FICO 20 points over min Reserves 12+ months over min	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	6295685
XXXX	854725	XXXX	D	A	D	A	A	A	A	A	Closed	FCOM1351	2025-11-21 09:10	2025-11-24 17:10	Resolved	1 - Information	D	A	Credit	Missing Doc	Guaranty Agreement Missing	Resolved-Received Guaranty Agreement - Due Diligence Vendor-11/24/2025 Ready for Review-Document Uploaded. guaranty - Seller-11/21/2025 Open-The Subject Loan is a Business Purpose Loan but the Guaranty Agreement Doc is 'Missing'. - Due Diligence Vendor-11/21/2025	Ready for Review-Document Uploaded. guaranty - Seller-11/21/2025	Resolved-Received Guaranty Agreement - Due Diligence Vendor-11/24/2025	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 751 LTV is less than guideline maximum - Required is 80 Borrower has 60		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	6338805
XXXX	856265	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE3653	2025-11-21 15:49	2025-11-25 13:31	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing letter of explanation	Resolved-Received acknowledgment of SP vs AV. - Due Diligence Vendor-11/25/2025 Ready for Review-Document Uploaded. LOE from borrower - Seller-11/24/2025 Open-Sales price is XXXX and the appraised value is XXXX. The loan file is missing an acknowledgement from the borrower for the difference. Additional conditions my apply. - Due Diligence Vendor-11/21/2025	Ready for Review-Document Uploaded. LOE from borrower - Seller-11/24/2025	Resolved-Received acknowledgment of SP vs AV. - Due Diligence Vendor-11/25/2025	Qualifying FICO score is at least 20 points above minimum for program - Guideline minimum FICO is 700. Borrower's qualifying FICO is 756. Required is 700 Borrower has 756 Qualifying DTI below maximum allowed - Guideline minimum DTI is 50%. Borrower's DTI is 14.37%. Required is 50 Borrower has 14.37		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	6347408
XXXX	856319	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE0969	2025-11-21 15:19	2025-11-25 15:05	Resolved	1 - Information	B	A	Credit	Closing	Prepayment Penalty Issue	Resolved-Received confirmation no Prepay. - Due Diligence Vendor-11/25/2025 Ready for Review-it is permitted with no pre pay penalty - Seller-11/24/2025 Open-XX loan held in LLC not allowed./ - Due Diligence Vendor-11/21/2025	Ready for Review-it is permitted with no pre pay penalty - Seller-11/24/2025	Resolved-Received confirmation no Prepay. - Due Diligence Vendor-11/25/2025	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 779 Required is 700 Borrower has 779 LTV is less than guideline maximum - Required is 80 Borrower has 70 Required is 80 Borrower has 70		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	6346931
XXXX	856319	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE0700	2025-11-19 14:41	2025-11-25 14:00	Resolved	1 - Information	D	A	Credit	Missing Doc	Closing Detail Statement Document is Missing	Resolved-Received settlement statement. - Due Diligence Vendor-11/25/2025 Ready for Review-Document Uploaded. settlement stmt - Seller-11/24/2025 Open-Closing Detail Statement Document is Missing and subject property is an Investment property. Missing Final CD/HUD - Due Diligence Vendor-11/21/2025	Ready for Review-Document Uploaded. settlement stmt - Seller-11/24/2025	Resolved-Received settlement statement. - Due Diligence Vendor-11/25/2025	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 779 Required is 700 Borrower has 779 LTV is less than guideline maximum - Required is 80 Borrower has 70 Required is 80 Borrower has 70		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	6310083
XXXX	856319	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE0140	2025-11-21 14:56	2025-11-21 15:20	Waived	2 - Non-Material	C	B	Credit	Eligibility	DSCR loan does not meet program guidelines	Waived-Originator exception granted to allow excess exposure, Non-material waiver applied with comp factors. non-material due to FICo - Due Diligence Vendor-11/21/2025 Open-Exception in file for exposure over XXXX - Due Diligence Vendor-11/21/2025		Waived-Originator exception granted to allow excess exposure, Non-material waiver applied with comp factors. non-material due to FICo - Due Diligence Vendor-11/21/2025	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 779 Required is 700 Borrower has 779 LTV is less than guideline maximum - Required is 80 Borrower has 70 Required is 80 Borrower has 70		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	Yes	6346599
XXXX	856333	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1506	2025-11-21 08:57	2025-11-24 14:53	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received PITIA validation and sufficient reserves verified. - Due Diligence Vendor-11/24/2025 Ready for Review-Document Uploaded. Documentation for REO's - Seller-11/21/2025 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Missing documentation of non-subject PITIA - Due Diligence Vendor-11/21/2025	Ready for Review-Document Uploaded. Documentation for REO's - Seller-11/21/2025	Resolved-Received PITIA validation and sufficient reserves verified. - Due Diligence Vendor-11/24/2025	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 744 Qualifying DTI below maximum allowed - Required is 45 Borrower has 24.34		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	6338620
XXXX	856333	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1198	2025-11-21 10:25	2025-11-24 14:52	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)
Resolved-Upon further review, the loan file contained all required asset documentation.   - Due Diligence Vendor-11/24/2025
Ready for Review-Document Uploaded. the borrower is not a FTHB. If you own ANY residential property you are not considered a FTHB

The 1003 reflects two properties.

XXXX – This property was disclosed on the application. The file contains the First Payment Letter for a new mortgage with XXXX. First payment letter in the file showing the first payment due on XXXX and a supplement in the file showing the loan was transferred to XXXX. This loan shows both XXXX. The Supplement was unchecked, and I am not sure why. This is the loan that the borrower co-signed for his son. I have attached the documents to this email.

XXXX– This property was disclosed on the application. There is an HOI with the borrower’s name on it and an email from title to verify the property is Free & Clear.

XXXX – Subject purchase of a primary residence. The borrower is only required to have 3 months of reserves. Borrower’s assets are XXXX in two bank accounts & based on the URLA lender screen he was required to provide XXXX in closing costs. The borrower had XXXX in liquid assets in XXXX accounts & XXXX gift EMD that was not deposited into the borrower’s account but sent to the closing attorney. Using the balance of XXXX, the remaining funds to close for reserves is XXXX/PITI XXXX = 4 months.
 - Seller-11/21/2025
Open-Audited Reserves of 3.74 month(s) are less than Guideline Required Reserves of 6 month(s).  Borrower has not owned a primary residence in the past 3 years and is thus, considered a FTHB. 6 mos reserves are required for FTHB - Due Diligence Vendor-11/21/2025

Ready for Review-Document Uploaded. the borrower is not a FTHB. If you own ANY residential property you are not considered a FTHB

The 1003 reflects two properties.

XXXX – This property was disclosed on the application. The file contains the First Payment Letter for a new mortgage with XXXX. First payment letter in the file showing the first payment due on XXXX and a supplement in the file showing the loan was transferred to XXXX. This loan shows both XXXX. The Supplement was unchecked, and I am not sure why. This is the loan that the borrower co-signed for his XXXX. I have attached the documents to this email.

XXXX – This property was disclosed on the application. There is an HOI with the borrower’s name on it and an email from title to verify the property is Free & Clear.

XXXX – Subject purchase of a primary residence. The borrower is only required to have 3 months of reserves. Borrower’s assets are XXXX in two bank accounts & based on the URLA lender screen he was required to provide XXXX in closing costs. The borrower had XXXX in liquid assets in XXXX accounts & XXXX gift EMD that was not deposited into the borrower’s account but sent to the closing attorney. Using the balance of XXXX, the remaining funds to close for reserves is XXXX/PITI XXXX = 4 months.
 - Seller-11/21/2025

																								Resolved-Upon further review, the loan file contained all required asset documentation. - Due Diligence Vendor-11/24/2025	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 744 Qualifying DTI below maximum allowed - Required is 45 Borrower has 24.34		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	6340064
XXXX	856333	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE0200	2025-11-21 10:22	2025-11-24 14:37	Resolved	1 - Information	C	A	Credit	Debt	Missing proof of liability not disclosed on credit report	Resolved-Received clarification the cosigned is for property and documented within file. - Due Diligence Vendor-11/24/2025 Ready for Review-The XXXX house is on the 1003 and counted in DTI– XXXX Is the address - Seller-11/21/2025 Open-1003 declaration XX indicates borrower is not a co-signer but per credit lox an inquiry was made for a mortgage that is being co-signed for the borrower XXXX Contingent liability applies, and the debt must be included in the underwriting analysis. - Due Diligence Vendor-11/21/2025	Ready for Review-The XXXX house is on the 1003 and counted in DTI– XXXX Is the address - Seller-11/21/2025	Resolved-Received clarification the cosigned is for property and documented within file. - Due Diligence Vendor-11/24/2025	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 744 Qualifying DTI below maximum allowed - Required is 45 Borrower has 24.34		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	6340031
XXXX	856333	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE7497	2025-11-21 08:40	2025-11-24 14:35	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received re taxes and HOI. - Due Diligence Vendor-11/24/2025 Ready for Review-Document Uploaded. Please see enclosed XXXX has no mortgage... it is a multi family home and has no HOA fees - Seller-11/21/2025 Open-*missing verification that the credit report payment for REO XX is escrowed and there is not HOA fee. *missing verification that REO XX has no HOA fee. - Due Diligence Vendor-11/21/2025	Ready for Review-Document Uploaded. Please see enclosed XXXX has no mortgage... it is a multi family home and has no HOA fees - Seller-11/21/2025	Resolved-Received re taxes and HOI. - Due Diligence Vendor-11/24/2025	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 744 Qualifying DTI below maximum allowed - Required is 45 Borrower has 24.34		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	6338374
XXXX	856606	XXXX	B	B	B	B	A	A	A	A	Closed	FCRE8201	2025-11-21 09:17	2025-11-21 15:11	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived--Originator exception granted and in file, waiver applied with comp factors. - Due Diligence Vendor-11/21/2025 Open-Exception Approved: Exception request for verified housing history for XXXX. Borrowers purchased residence XXXX and are not able to verify prior history with VOR + rent checks (rent was paid cash) will have 2 months mtg payments on primary verified by the time of closing for subject loan. Non-Material, Overlay, No Pricing Hit, - Due Diligence Vendor-11/21/2025		Waived--Originator exception granted and in file, waiver applied with comp factors. - Due Diligence Vendor-11/21/2025	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 760 Required is 700 Borrower has 760 LTV is less than guideline maximum - Required is 75 Borrower has 67.57 Required is 75 Borrower has 67.57 DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8 Borrower has 1.246 Required is 0.8 Borrower has 1.246	-Loan To Value 10% or more under requirement -FICO 20 points or more above requirement -Reserves 12+ months more than requirement	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	6338924
XXXX	857326	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1498	2025-11-24 08:47	2025-12-05 10:47	Resolved	1 - Information	C	A	Credit	Eligibility	Borrower Rental Experience Insufficient per Guidelines (DSCR)
Resolved-Received recording endorsement.  - Due Diligence Vendor-12/01/2025
Ready for Review-Document Uploaded. enclosed please find the cover page from the recorded mortgage on this property... showing the LLC and the date in XXXX  - Seller-11/25/2025
Counter-Received bylaws and mortgage statement for investment property-missing validation of ownership of investment property over 1 year.   - Due Diligence Vendor-11/25/2025
Ready for Review-Document Uploaded. our 1003 showed a property in the REO section... i have enclosed the mortgage stmt that was in our file and the by-laws showing the borrower as a member of the LLC owning that property  - Seller-11/24/2025
Open-Borrower Rental Experience Insufficient per Guidelines (DSCR Loan Type) FTHB lives rent free, not eligible for DSCR program, only primary home residence purchase is allowed. - Due Diligence Vendor-11/24/2025
																							Ready for Review-Document Uploaded. enclosed please find the cover page from the recorded mortgage on this property... showing the LLC and the date in XXXX - Seller-11/25/2025 Ready for Review-Document Uploaded. our 1003 showed a property in the REO section... i have enclosed the mortgage stmt that was in our file and the by-laws showing the borrower as a member of the LLC owning that property - Seller-11/24/2025	Resolved-Received recording endorsement. - Due Diligence Vendor-12/01/2025	Qualifying FICO score is at least 20 points above minimum for program - Lender minimum FICO 700, borrower FICO 761 Required is 700 Borrower has 761 Months Reserves exceed minimum required - 12 months reserves > 6 required.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	6360221
XXXX	857693	XXXX	B	B	B	B	A	A	A	A	Closed	FCRE1321	2025-11-21 11:06	2025-11-23 12:41	Waived	2 - Non-Material	B	B	Credit	Missing Doc	Missing attorney opinion letter/trust review documentation	Waived-Originator exception granted to allow for - exception to waive atty opinion letter. Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-11/23/2025 Open-Approved Lender Exception on file to waive Attorney Opinion Letter. - Due Diligence Vendor-11/21/2025		Waived-Originator exception granted to allow for - exception to waive atty opinion letter. Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-11/23/2025	Months Reserves exceed minimum required - 47.98 mths reserves; 3 mths required. Qualifying FICO score is at least 20 points above minimum for program - Min FICO 680, Bwr FICO 751 Required is 680 Borrower has 751	FICO 20 points or more above requirement	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	6340917
XXXX	857729	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1201	2025-11-21 10:35	2025-11-26 13:53	Resolved	1 - Information	D	A	Credit	Missing Doc	Third Party Fraud Report not Provided	Resolved-Received Third Party Fraud Report. - Due Diligence Vendor-11/26/2025 Ready for Review-Document Uploaded. fraud report - Seller-11/24/2025 Open-Missing Third Party Fraud Report Third party fraud reports is required including all parties being checked through XXXX and exclusionary list - Due Diligence Vendor-11/21/2025	Ready for Review-Document Uploaded. fraud report - Seller-11/24/2025	Resolved-Received Third Party Fraud Report. - Due Diligence Vendor-11/26/2025	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 751 Required is 680 Borrower has 751		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	6340318
XXXX	857729	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1321	2025-11-21 09:19	2025-11-24 11:00	Waived	2 - Non-Material	D	B	Credit	Missing Doc	Missing attorney opinion letter/trust review documentation	Waived-Originator exception granted to allow waive attorney sopinion letter, Non-material waiver applied with comp factors. non-material due to Fico > 20 points - Due Diligence Vendor-11/24/2025 Open-Missing Attorney Opinion Letter, attesting that the borrowing LLC meets requirements. Lender exception in file. - Due Diligence Vendor-11/21/2025		Waived-Originator exception granted to allow waive attorney sopinion letter, Non-material waiver applied with comp factors. non-material due to Fico > 20 points - Due Diligence Vendor-11/24/2025	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 751 Required is 680 Borrower has 751	*FICO 20 points or more above requirement.	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	6338954
XXXX	857872	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE8201	2025-11-21 12:35	2025-11-24 12:38	Waived	2 - Non-Material	C	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived-Originator exception granted to allow first time homebuyer. Non-material waiver applied with comp factors. Deemed non-material due to although has not owned a primary, borrower owns commercial property. - Due Diligence Vendor-11/24/2025 Open-First time homebuyer buying investment property. - Due Diligence Vendor-11/21/2025		Waived-Originator exception granted to allow first time homebuyer. Non-material waiver applied with comp factors. Deemed non-material due to although has not owned a primary, borrower owns commercial property. - Due Diligence Vendor-11/24/2025	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 740 Qualifying DTI below maximum allowed - Required is 50 Borrower has 17.8 Verified employment history exceeds guidelines - 14 years same business Residual Income =/> 1.5 times XXXX monthly residual income - Residual Income over XXXX		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	6343897
XXXX	858952	XXXX	A	A	A	A	A	A	A	A							A	A									XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	859260	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE5778	2025-11-25 11:55	2025-12-01 17:21	Waived	2 - Non-Material	C	B	Credit	Eligibility	Borrower 1 Credit Report is Expired	Waived-Received post close report, data updated accordingly - Due Diligence Vendor-12/01/2025 Counter-Received Credit report dated after Note date. Finding remains. - Due Diligence Vendor-12/01/2025 Ready for Review-Document Uploaded. Updated credit - Seller-11/26/2025 Open-Borrower 1 Credit Report is Expired (Greater than 120 days from the Closing Date). Credit is > 12 0 days from closing. - Due Diligence Vendor-11/25/2025	Ready for Review-Document Uploaded. Updated credit - Seller-11/26/2025	Waived-Received post close report, data updated accordingly - Due Diligence Vendor-12/01/2025	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 781 Required is 660 Borrower has 781 LTV is less than guideline maximum - Required is 80 Borrower has 57.98 Required is 80 Borrower has 57.98		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Second Home	Purchase	NA	Originator Post-Close	No	6385121
XXXX	859260	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1510	2025-11-23 11:50	2025-12-01 15:42	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Legal provided - Due Diligence Vendor-12/01/2025 Counter-Legal included from title. Confirm legal recorded with Deed of Trust. - Due Diligence Vendor-12/01/2025 Ready for Review-Document Uploaded. mortgage with legal showing - Seller-11/26/2025 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. -----Missing legal - Due Diligence Vendor-11/23/2025	Ready for Review-Document Uploaded. mortgage with legal showing - Seller-11/26/2025	Resolved-Legal provided - Due Diligence Vendor-12/01/2025	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 781 Required is 660 Borrower has 781 LTV is less than guideline maximum - Required is 80 Borrower has 57.98 Required is 80 Borrower has 57.98		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Second Home	Purchase	NA	N/A	N/A	6356308
XXXX	859940	XXXX	A	A	A	A	A	A	A	A							A	A									XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	863757	XXXX	A	A	A	A	A	A	A	A							A	A									XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	863822	XXXX	A	A	A	A	A	A	A	A							A	A									XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	864435	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1455	2025-12-02 13:32	2025-12-04 15:34	Resolved	1 - Information	C	A	Credit	Assets	Asset 1 Less Than 2 Months Verified	Resolved-Received VOD - Due Diligence Vendor-12/04/2025 Ready for Review-Document Uploaded. assets showing more than 1 month - Seller-12/03/2025 Open-Asset 1 Less Than 2 Months Verified - Due Diligence Vendor-12/02/2025	Ready for Review-Document Uploaded. assets showing more than 1 month - Seller-12/03/2025	Resolved-Received VOD - Due Diligence Vendor-12/04/2025	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 766 Qualifying DTI below maximum allowed - Required is 50 Borrower has 26.13		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	6451313
XXXX	864443	XXXX	A	A	A	A	A	A	A	A							A	A									XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	864446	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE5778	2025-12-02 17:32	2025-12-04 15:27	Resolved	1 - Information	C	A	Credit	Eligibility	Borrower 1 Credit Report is Expired	Resolved-Upon further review, the loan file contained all required credit documentation. - Due Diligence Vendor-12/04/2025 Ready for Review-doc expiration date is 120 days (not 90 days) - Seller-12/03/2025 Open-Credit report has expired, greater than 90 days - Due Diligence Vendor-12/02/2025	Ready for Review-doc expiration date is 120 days (not 90 days) - Seller-12/03/2025	Resolved-Upon further review, the loan file contained all required credit documentation. - Due Diligence Vendor-12/04/2025	LTV is less than guideline maximum - Required is 75 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 779 DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR is 1.567 Required is 0.8 Borrower has 1.567		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	6455905
XXXX	864446	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE0140	2025-12-02 15:57	2025-12-02 17:41	Waived	2 - Non-Material	C	B	Credit	Eligibility	DSCR loan does not meet program guidelines	Waived-Originator waiver applied to non-material finding with compensating factors- to waive attorney opinion letter - Due Diligence Vendor-12/02/2025 Open-Exception to waive atty opinion letter - Due Diligence Vendor-12/02/2025		Waived-Originator waiver applied to non-material finding with compensating factors- to waive attorney opinion letter - Due Diligence Vendor-12/02/2025	LTV is less than guideline maximum - Required is 75 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 779 DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR is 1.567 Required is 0.8 Borrower has 1.567	FICO 20+ points above min requirement Reserves are greater than 12 months guideline required Long term employment of over 5+ years DSCR is greater than 1.25 or higher	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	Yes	6454532
XXXX	864446	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE8201	2025-12-02 15:56	2025-12-02 17:40	Waived	2 - Non-Material	C	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived-Originator applied to non-material finding with compensating factors- to allow XXXX exposure. - Due Diligence Vendor-12/02/2025 Open-Exception for exposure over XXXX - Due Diligence Vendor-12/02/2025		Waived-Originator applied to non-material finding with compensating factors- to allow XXXX exposure. - Due Diligence Vendor-12/02/2025	LTV is less than guideline maximum - Required is 75 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 779 DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR is 1.567 Required is 0.8 Borrower has 1.567	FICO 20+ points above min requirement Reserves are greater than 12 months guideline required Long term employment of over 5+ years DSCR is greater than 1.25 or higher	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	Yes	6454527
XXXX	867030	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE0075	2025-11-26 15:26	2025-12-05 10:01	Resolved	1 - Information	C	A	Credit	Eligibility	CoSignor or Guarantor is on debt or a loan not in this application according to the 1003 Declaration	Resolved-Received confirmation the debt was included in the DTI. - Due Diligence Vendor-12/05/2025 Ready for Review-Document Uploaded. The borrower has a loan with another person with XXXX which is listed as an investment property on the application - Seller-12/03/2025 Open-CoSignor or Guarantor is on debt or a loan not in this application according to the 1003 Declaration. -Provide verification of debt or a loan not in this application according to the 1003 Declaration. - Due Diligence Vendor-12/03/2025	Ready for Review-Document Uploaded. The borrower has a loan with another person with XXXX which is listed as an investment property on the application - Seller-12/03/2025	Resolved-Received confirmation the debt was included in the DTI. - Due Diligence Vendor-12/05/2025	LTV is less than guideline maximum - Required is 85 Borrower has 80 Required is 85 Borrower has 80 Qualifying DTI below maximum allowed - Required is 50 Borrower has 6.11 Required is 50 Borrower has 6.11 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 728 Required is 680 Borrower has 728		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	6407976
XXXX	867411	XXXX	A	A	A	A	A	A	A	A							A	A									XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA